Employee Benefits - Summary of Personnel Expense Recognized for Share-based Payment Transactions (Detail) - EUR (€)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	€ 20,545,883	€ 1,036,053	€ 2,455,215	€ 2,784,969	€ 559,609
Management stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	9,093,938	1,036,053	2,381,993	1,191,757	559,609
Employee Stock Option Plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees			€ 73,222	€ 1,593,212
Founders stock option plan [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	8,194,684
RSU Employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	2,224,330
RSU Management [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expense from share-based payment transactions with employees	€ 1,032,931